Note 17 - Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Commitment, Total	$ 198,423	$ 155,852
Commitments to Extend Credit [Member]
Other Commitment, Total	$ 198,700	$ 156,400